As filed with the Securities and Exchange Commission on August 13, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22342

2009 Dole Food Automatic Common Exchange Security Trust
(Exact name of registrant as specified in charter)

c/o U.S. Bank National Association, Corporate Trust Services
633 West 5th Street, 24th Floor, LM-CA T24T, Los Angeles, CA  90071
(Address of principal executive offices) (Zip code)

Donald J. Puglisi
c/o U.S. Bank National Association, Corporate Trust Services
633 West 5th Street, 24th Floor, LM-CA T24T, Los Angeles, CA  90071
(Name and address of agent for service)

(213) 615-6043
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2010

Item 1. Reports to Stockholders.

2009 Dole Food Automatic Common Exchange Security Trust

Semi-Annual Report

Financial Statements as of June 30, 2010, and
for the six months ended June 30, 2010

Table of Contents

Allocation of Portfolio Assets…………………………………………………………	1
Financial Statements:
Schedule of Investments………………………………………………………...…	2
Statement of Assets and Liabilities………………………………………………...	3
Statement of Operations……………………………………………………………	4
Statement of Changes in Net Assets……………………………………………….	5
Statement of Cash Flows…………………………………………………………..	6
Financial Highlights………………………………………………………………..	7
Notes to Financial Statements……………………………………………………...	8
Additional Information………………………………………………………………..	11

2009 Dole Food Automatic Common Exchange Security Trust
Schedule of Investments
June 30, 2010 (Unaudited)

	Maturity	Par	Amortized
Security Description	Date	Value	Cost	Fair Value

Stripped United States Treasury Notes - 13.13%*
Stripped United States Treasury Note	02/15/2011	10,500,000	$10,463,905	$10,482,150
Stripped United States Treasury Note	08/15/2011	10,500,000	10,406,167	10,456,950
Stripped United States Treasury Note	02/15/2012	10,500,000	10,306,057	10,424,400
Stripped United States Treasury Note	08/15/2012	5,250,000	5,098,829	5,188,575
Total Stripped United States Treasury Notes			36,274,958	36,552,075

United States Treasury Bills - 5.66%*
United States Treasury Bill	07/29/2010	5,250,000	5,248,978	5,249,318
United States Treasury Bill	10/21/2010	10,500,000	10,487,554	10,494,771
Total United States Treasury Bills			15,736,532	15,744,089
			52,011,490	52,296,164
Forward Purchase Contract - 81.21%*
D. Murdock Living Trust / 2009 Dole Food Automatic Common
Exchange Security Trust Purchase Agreement			228,575,303	226,080,000
Total Forward Purchase Contracts			228,575,303	226,080,000

Total Investments - 100.00%*			$280,586,793	278,376,164
Other Assets in Excess of Liabilities - 0.00%*				100
TOTAL NET ASSETS - 100.00%*				$278,376,264

Footnotes
* Percentages are stated as a percent of net assets.

The accompanying Notes to Financial Statements are an integral part of these statements.

2009 Dole Food Automatic Common Exchange Security Trust
Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

Assets:
Investments in U.S. Treasury Securities, at fair value (cost $52,011,490)	$52,296,164
Investment in Forward Purchase Contract, at fair value (cost $228,575,303)	226,080,000
Total investments	278,376,164
Cash	100
Total Assets	278,376,264

Net Assets	$278,376,264

Net Assets Consist of:
$0.875 Trust Automatic Common Exchange Securities ("TRACES"),
no par value; 24,000,000 shares issued and outstanding	$291,000,100
Undistributed net investment income	(10,128,533)
Net unrealized depreciation on investments	(2,495,303)
Net Assets	$278,376,264
Net Asset Value per TRACES share	$11.60

The accompanying Notes to Financial Statements are an integral part of these statements.

2009 Dole Food Automatic Common Exchange Security Trust
Statement of Operations
For the six months ended June 30, 2010 (Unaudited)

Investment Income
Interest income	$510,341
Total Investment Income	510,341

Net investment income	510,341
Net change in unrealized depreciation on investments	(40,800,000)
Net Decrease in Net Assets Resulting from Operations	$(40,289,659)

The accompanying Notes to Financial Statements are an integral part of these statements.

2009 Dole Food Automatic Common Exchange Security Trust
Statement of Changes in Net Assets
	For the six months ended June 30, 2010 (Unaudited)	For the period from October 28, 2009(1) through December 31, 2009

Change in Net Assets Resulting from Operations:
Net investment income	$510,341	$36,126
Net change in unrealized appreciation (depreciation) on investments	(40,800,000)	38,304,697
Net Increase (Decrease) in Net Assets Resulting from Operations	(40,289,659)	38,340,823

Dividends Paid to Shareholders
Distributions from net investment income	(10,675,000)	-
Change in Net Assets from Dividends Paid to Shareholders	(10,675,000)	-

Change in Net Assets Resulting from Capital Transactions:
Gross proceeds from the sale of TRACES	-	300,000,000
Selling commissions	-	(9,000,000)
Net Increase in Net Assets Resulting from Capital Transactions	-	291,000,000

Net Increase (Decrease) in Net Assets	$(50,964,659)	$329,340,823
Net Assets, Beginning of Period	$329,340,923	$100
Net Assets, End of Period	$278,376,264	$329,340,923

(1) Commencement of operations.

The accompanying Notes to Financial Statements are an integral part of these statements.

2009 Dole Food Automatic Common Exchange Security Trust
Statement of Cash Flows
For the six months ended June 30, 2010 (Unaudited)

Cash Flows from Operating Activities:
Maturity of U.S. Treasury Securities	$10,675,000
Net Cash Provided by Operating Activities	10,675,000
Cash Flows from Financing Activities:
Distributions from net investment income	(10,675,000)
Net Cash Used in Financing Activities	(10,675,000)

Net Increase in Cash	-
Cash - Beginning of Period	100
Cash - End of Period	$100

Reconciliation of Net Decrease in Net Assets Resulting from Operations to
Net Cash Used in Operating Activities:
Net decrease in net assets resulting from operations	$(40,289,659)
Net change in unrealized depreciation on investments	40,800,000
Net increase in discount accretion of U.S. Treasury securities	(510,341)
Maturity of U.S. Treasury securities	10,675,000
Net Cash Used in Operating Activities	$10,675,000

The accompanying Notes to Financial Statements are an integral part of these statements.

2009 Dole Food Automatic Common Exchange Security Trust
Financial Highlights
	For the six months ended June 30, 2010 (Unaudited)		For the period from October 28, 2009(1) through December 31, 2009

Per Share Operating Performance:
Beginning net asset value	$13.72		$12.50
Selling commissions	-		(0.37)

Beginning net asset value, net of selling commission	13.72		12.13

Income From Investment Operations:
Net investment income	0.02		-
Net realized and unrealized gain (loss) on investments	(1.70)		1.59

Total Gain (Loss) from Investment Operations	(1.68)		1.59

Dividends Paid to Shareholders
Distributions from net investment income	(0.44)		-

Total Distributions	(0.44)		-

Ending net asset value	$11.60		$13.72

Supplemental Data and Ratios:
Net assets, end of period	$278,376,264		$329,340,923
Ratio of expenses to average net assets (2)	0.00%		0.00%
Ratio of net investment income to average net assets	0.05%	(4)	0.05%	(3)
Portfolio turnover rate (5)	0.00%		0.00%

(1) Commencement of operations.
(2) The Trust is not responsible for any expenses related to its ongoing operations. See Note 3 for additional information.
(3) Annualized ratio of net investment income to average net assets as calculated by net investment income divided by the average of net assets upon commencement and at the end of the period.
(4) Annualized ratio of net investment income to average net assets as calculated by net investment income divided by the average of net assets at each quarter end in the period.
(5) No investments were sold during the year.

The accompanying Notes to Financial Statements are an integral part of these statements.

2009 Dole Food Automatic Common Exchange Security Trust

NOTES TO FINANCIAL STATEMENTS
As of and for the six months ended June 30, 2010 (Unaudited)

1.	Organization
The 2009 Dole Food Automatic Common Exchange Security Trust ("Trust") was established on October 22, 2009 and is registered as a non-diversified, closed-end investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust commenced operations on October 28, 2009.  In October 2009, the Trust sold $0.875 Trust Issued Automatic Common Exchange Securities ("TRACES") to qualified institutional buyers in reliance on Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). The TRACES have not been registered for offering under the Act.  The Trust used the net offering proceeds to purchase a portfolio comprised of U.S. Treasury Bills, stripped U.S. Treasury securities and to pay the purchase price for a forward purchase contract (the “Contract”) for shares of common stock of Dole Food Company, Inc. ("DFCI"), a Delaware corporation, with an existing shareholder (the “Seller”) of DFCI. Under the terms of the Contract, at the Seller’s discretion, the Trust will exchange each TRACES for either (i) between 0.8333 of a share and 1.000 share of DFCI common stock, or (ii) cash equal to the value of the shares of DFCI common stock on the Exchange Date, November 1, 2012. The Trust will thereafter terminate.

The Trust has entered into an Administration Agreement with U.S. Bank National Association (the "Administrator") to provide administrative services to the Trust.

2.	Significant Accounting Policies
A. Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of distribution income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

B. Investment Valuation
The Trust will use the following valuation methods to determine either current market value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures approved by the Trust’s Board of Trustees (“Board of Trustees”) from time to time.  The valuation of the portfolio securities of the Trust currently includes the following processes:

(i)
the U.S. Treasury securities held by the Trust will be valued at the mean between the last current bid and asked prices or, if quotations are not available, as determined in good faith by the Board of Trustees,

(ii)	short-term investments having a maturity of 60 days or less will be valued at cost with accrued interest or discount earned included in interest receivable, and
(iii)
the Contract will be valued on the basis of the bid price received by the Trust for the Contract, or any portion of the Contract covering not less than 1,000 shares, from an independent broker-dealer firm unaffiliated with the Trust to be named by the Board of Trustees who is in the business of making bids on financial instruments similar to the Contract and with comparable terms, or if such a bid quotation is not available, as determined in good faith by the Board of Trustees.

C. Security Transactions and Investment Income
Securities transactions are accounted for as of the date the securities are purchased and sold (trade date).  Interest income is recorded as earned and includes accrual of discount.  Unrealized gains and losses are accounted for on the specific identification method.  Amortized cost valuation represents cost, adjusted for a proportional increase or decrease in value due to the discount or premium until maturity.

D. Forward Purchase Contract
On October 28, 2009, the Trust entered into the Contract, which is a derivative instrument, with the Seller and paid to the Seller $228,575,303 in connection therewith.  Pursuant to this Contract, the Seller is obligated to deliver to the Trust a specified number of shares of DFCI common stock on November 1, 2012 (the "Exchange Date") so as to permit the holders of the TRACES to exchange on the Exchange Date each of their shares of TRACES for between 0.8333 of a share and 1 share of DFCI common stock or cash equal to the value of these shares on this date.

At  June 30, 2010, the Contract had the following value:

Forward Contract	Exchange Date	Cost of Contract	Contract Fair Value	Unrealized Depreciation
Seller - David H. Murdock Living Trust	11/01/2012	$228,575,303	$226,080,000	$2,495,303

The cost and value of the Contract are included in investments, at fair value in the Statement of Assets and Liabilities.  The unrealized depreciation is included in the net change in unrealized depreciation in the Statement of Operations.

The Seller’s obligation under the Contract is collateralized by shares of DFCI common stock which are being held in the custody of the Trust’s Custodian, U.S. Bank National Association.  At June 30, 2010, the Custodian held 24,000,000 shares of DFCI common stock with an aggregate value of $250,320,000.

3.	Expenses
The Seller has taken on the responsibility to pay all fees and expenses relating to the offering and operation of the Trust including, but not limited to, organizational costs, offering costs, trustee fees, and administration fees.  The Trust is not responsible for any fees associated with the Trust’s ongoing operations.  During the six months ended June 30, 2010, the Seller paid fees and expenses totaling $364,540 on behalf of the Trust.

4.	Distributions
TRACES holders are entitled to receive distributions from the maturity of U.S. Treasury Bills and U.S. Treasury Strips of $0.21875 per quarter (except for the first distribution on February 1, 2010 which will be $0.22604), payable quarterly commencing February 1, 2010.

5.	Federal Income Taxation
The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.  Specifically, the Trust is a grantor trust under the U.S. federal income tax laws and as such, TRACES holders will be treated as if each holder owns directly its proportionate share of the assets held by the Trust.

As of December 31, 2009, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $38,304,697, all of which related to appreciated investments.  The cost of investments for Federal income tax purposes was $291,069,758 at December 31, 2009.

6.	Fair Value Measurements
The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

                Level 3: Unobservable inputs that are not corroborated by market data.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2010:

		Fair Value Measurements at June 30, 2010 Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	June 30, 2010	(Level 1)	(Level 2)	(Level 3)
Other
U.S. Treasury Securities	$ 52,296,164	$ 52,296,164	$ -	$ -
Total Other	52,296,164	52,296,164	-	-
Derivative Instruments
Forward Purchase Contract	226,080,000	-	-	226,080,000
Total Derivative Instruments	226,080,000	-	-	226,080,000
Total	$ 278,376,164	$ 52,296,164	$ -	$ 226,080,000

Fair Value Measurements Using Significant Unobservable Inputs (Level 3) for Investments For the six months ended June 30, 2010
Fair value beginning balance	$266,880,000
Total unrealized losses included in net decrease in net assets applicable to common stockholders	(40,800,000)
Net purchases, issuances and settlements	-
Transfers out of Level 3	-
Fair value ending balance	$226,080,000

7.	Investment Transactions
The Trust did not purchase or sell any securities during the six months ended June 30, 2010.

8.	Capital Share Transactions
During the period from October 28, 2009 through December 31, 2009, the Trust sold 24,000,000 TRACES to qualified institutional buyers in reliance on Rule 144A under the Securities Act and received net proceeds of $291,000,000 ($300,000,000 net of selling commissions of $9,000,000).  As of December 31, 2009 and June 30, 2010, there were 24,000,000 TRACES issued and outstanding.

9.	Subsequent Events
The Trust has adopted standards which establish general standards of accounting and for disclosure of events that occur after the balance sheet date, but before the financial statements are issued or are available to be issued. The Trust has performed an evaluation of subsequent events through August 13, 2010, which is the date the financial statements were issued.

2009 Dole Food Automatic Common Exchange Security Trust

ADDITIONAL INFORMATION (Unaudited)
June 30, 2010

Form N-Q
The Trust files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q.  The Trust’s Form N-Q and Form N-2 will be available on or before their respective filing dates without charge by visiting the SEC’s Web site at www.sec.gov.  In addition, you may review and copy the Trust’s Form N-Q at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/10 – 01/31/10	0	0	0	0

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #2 02/01/10 – 02/28/10	0	0	0	0
Month #3 03/01/10 – 03/31/10	0	0	0	0
Month #4 04/01/10 – 04/30/10	0	0	0	0
Month #5 05/01/10 – 05/31/10	0	0	0	0
Month #6 06/01/10 – 06/30/10	0	0	0	0
Total	0	0	0	0
*Footnote the date each plan or program was announced, the dollar amount (or share or unit amount) approved, the expiration date (if any) of each plan or program, each plan or program that expired during the covered period, each plan or program registrant plans to terminate or let expire.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Managing Trustee has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to him by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  None.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  2009 Dole Food Automatic Common Exchange Security Trust

By (Signature and Title) /s/ Donald J. Puglisi
Donald J. Puglisi, Managing Trustee

Date  August 12, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Donald J. Puglisi
 Donald J. Puglisi, Managing Trustee

Date  August 12, 2010